3 - Marketable Debt Securities: Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 8,018,423	$ 53,317,704
Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(160,813)	3,393,066
Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	13,645,050	12,932,421
Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(319,704)	1,802,790
Securities, Continuous Unrealized Loss Position, Fair Value	21,663,473	66,250,125
Continuous Unrealized Loss Position, Aggregate Losses	(480,517)	5,195,856
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	6,047,595	51,088,253
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(115,227)	3,354,098
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	12,257,317	9,763,723
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(242,701)	1,671,183
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	18,304,912	60,851,976
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	(357,928)	5,025,281
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,970,828	2,229,451
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	(45,586)	38,968
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,387,733	3,168,698
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	(77,003)	131,607
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	3,358,561	5,398,149
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses	$ (122,589)	$ 170,575